Subsequent Events (Details) - USD ($)					1 Months Ended					3 Months Ended	4 Months Ended	9 Months Ended
	Mar. 26, 2021	Mar. 09, 2021	Jan. 25, 2021	Jan. 11, 2021	Apr. 30, 2021	Mar. 31, 2021	Jan. 31, 2021	Mar. 31, 2020	Jan. 31, 2020	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2019
Subsequent Event [Line Items]
Amount received from investors											$ 400,000		$ 400,000
Liquidated damages											1.00%
Maximum liquidated damages in the event in the even the common stock is not registered for resale within specific time periods											$ 100,000
Exercise price per warrant						$ 1.75				$ 1.75	$ 0.45		$ 0.45
Number of shares authorized											12,000,000	27,000,000	12,000,000
Issuance of common stock for services, shares						500,000
Issuance of stocks to consultants, value						$ 330,000
Proceeds from warrants exercised												$ 900,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Exercise price per warrant						$ 0.16				$ 0.16
Payment to settle outstanding accounts and notes payable for litigation costs										$ 3,000,000.0
Private Placements With Accredited Investors [Member]
Subsequent Event [Line Items]
Aggregate offering shares								2,571,432			10,857,876		10,857,876
Aggregate offering price								$ 0.35			$ 0.35		$ 0.35
Proceeds from issuance of common stock								$ 900,000	$ 200,000				$ 3,800,000
Private Placements With Accredited Investors [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate offering shares						3,230,942	2,976,430			3,230,942
Aggregate offering price							$ 0.35
Proceeds from issuance of common stock						$ 4,200,000	$ 1,000,000.0
Liquidated damages						1.00%	1.00%
Maximum liquidated damages in the event in the even the common stock is not registered for resale within specific time periods						$ 250,000	$ 60,000.00
Warrants to purchase common stock						1,619,289				1,619,289
Exercise price per warrant						$ 1.75				$ 1.75
Commitment to file registration statement, period						30 days
Commitment to file, effective period						90 days
Exercise price						$ 1.29				$ 1.29
Chelsea Investor Relations [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance of stocks to consultants, value			$ 330,000
Share-based Goods and Nonemployee Services Transaction, Quantity of Securities Issued			500,000
Consultants [Member]
Subsequent Event [Line Items]
Issuance of common stock for services, shares					35,000
Issuance of stocks to consultants, value					$ 40,000.00
2019 Long-Term Incentive Equity Plan [Member]
Subsequent Event [Line Items]
Number of shares authorized											12,000,000		12,000,000		12,000,000.0
2019 Long-Term Incentive Equity Plan [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares authorized				27,000,000
Exercise price				$ 0.54
Option period				2 years
2019 Long-Term Incentive Equity Plan [Member] | Jeffrey Parker [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Maximum number of shares per employee				8,000,000
2019 Long-Term Incentive Equity Plan [Member] | Cynthia French [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Maximum number of shares per employee				1,000,000
2019 Long-Term Incentive Equity Plan [Member] | Three Non-Employee Directors [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Maximum number of shares per employee				380,000
2019 Long-Term Incentive Equity Plan [Member] | Other Key Employees [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Maximum number of shares per employee				2,900,000
2019 Long-Term Incentive Equity Plan [Member] | Consultants [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares granted		32,000
Agreement term		1 year
Share granted, value		$ 50,000.00
Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C. [Member]
Subsequent Event [Line Items]
Estimated loss											$ 3,600,000		$ 3,600,000	$ 3,600,000
Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Payment to settle outstanding accounts and notes payable for litigation costs	$ 3,000,000.0
Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C. [Member] | Note Payable To A Related Party [Member] | Secured Debt [Member]
Subsequent Event [Line Items]
Long-term note payable, related party											3,100,000		3,100,000
Accrued interest											$ 30,000.00		$ 30,000.00
Maximum [Member]
Subsequent Event [Line Items]
Liquidated damages											6.00%
Maximum [Member] | Private Placements With Accredited Investors [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Liquidated damages						6.00%	6.00%
Weighted Average [Member]
Subsequent Event [Line Items]
Exercise price per warrant												$ 0.73